Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Federal income tax rate		21.00%	21.00%	21.00%
Corporate income tax	25.00%
Income withholding tax rate		10.00%
Valuation allowance for deferred tax assets		$ 5,599,088	$ 3,880,433	$ 2,735,881
Operating loss carryforwards		27,903,732	18,634,695
Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards		4,335,776	3,093,138
Foreign Subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards		$ 23,331,214	$ 15,541,557